Income Tax (Details) - Schedule of Statutory Rate and Effective Income Tax Rate, Expressed as a Percentage	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statutory Rate and Effective Income Tax Rate Expressed as a Percentage [Abstract]
Tax at the statutory rate	25.00%	25.00%	25.00%
Penalties	0.00%	1.10%	0.80%
Cancellation of negative tax basis	0.00%	0.00%	(0.70%)
Temporary differences	0.50%	0.00%	3.90%
Tax Credit	0.00%	0.00%	(5.70%)
Effective tax rate	25.60%	26.10%	23.30%